INVESTMENTS - Government Treasury Bonds (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	S/ 745,580	S/ 625,762
Non-current financial assets at fair value through profit or loss	6,467,471	3,850,762
Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	12,205,049	6,698,076
Peruvian sovereign bonds [Member] | Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	11,343,664	5,959,066
Government Treasury Bonds
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	1,584,913	1,276,573
Brasil Treasury bonds
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	53,857
Chile Treasury bonds
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	21,072
Panama Treasury bonds
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	20,644
Mexico Treasury bonds
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	19,130
Bolivian sovereign bonds [Member] | Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	74,248	72,516
Colombian sovereign bonds [Member] | Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	101,741	61,009
U.S. Federal agency bonds [Member] | Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	564,380	391,475
Other bonds [Member] | Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	39,514	40,646
Chilean sovereign bonds [Member] | Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	S/ 81,502	S/ 173,364